Financial Assets and Financial Liabilities - Schedule of Credit Quality and the Maximum Exposure to Credit Risk (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		¥ 68,252	¥ 43,831
Trade receivables [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		18,109	25,168
Financial assets included in prepayments, other receivables and other assets—Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	17,575	8,873
Amounts due from related parties—Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	30,001
Amounts due from shareholders—Normal [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		1,913
Cash and cash equivalents—not yet past due [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		2,568	7,574
Amounts due from related parties—Doubtful [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		303
Simplified Approach [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		18,109
Simplified Approach [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk			25,168
Simplified Approach [Member] | Trade receivables [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		18,109
Simplified Approach [Member] | Trade receivables [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk			25,168
Simplified Approach [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Simplified Approach [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Simplified Approach [Member] | Amounts due from related parties—Normal [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Simplified Approach [Member] | Amounts due from shareholders—Normal [member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Simplified Approach [Member] | Amounts due from shareholders—Normal [member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Simplified Approach [Member] | Amounts due from related parties—Doubtful [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage One [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		50,143
Stage One [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk			18,360
Stage One [Member] | Trade receivables [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk
Stage One [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	17,575
Stage One [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		8,873
Stage One [Member] | Amounts due from related parties—Normal [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	30,001
Stage One [Member] | Amounts due from shareholders—Normal [member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage One [Member] | Amounts due from shareholders—Normal [member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		1,913
Stage One [Member] | Cash and cash equivalents—not yet past due [Member] | 12-month expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk		2,568
Stage One [Member] | Cash and cash equivalents—not yet past due [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk			7,574
Stage One [Member] | Amounts due from related parties—Doubtful [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Two [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk			303
Stage Two [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Two [Member] | Amounts due from related parties—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Two [Member] | Amounts due from shareholders—Normal [member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Two [Member] | Cash and cash equivalents—not yet past due [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk
Stage Two [Member] | Amounts due from related parties—Doubtful [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		303
Stage Three [Member] | Financial assets included in prepayments, other receivables and other assets—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Three [Member] | Amounts due from related parties—Normal [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Three [Member] | Amounts due from shareholders—Normal [member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Stage Three [Member] | Amounts due from related parties—Doubtful [Member] | Lifetime expected credit losses [member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.